Related Party Transactions - Payables (Details) - USD ($)	Dec. 31, 2022	Mar. 15, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions
Amounts payable, related party transactions	$ 679,617		$ 9,601,708
Loans and Borrowings		$ 6,582,980	6,716,190
Remuneration payable to key management	679,617		34,611
Lease liability	$ 330,821		$ 2,418,706	$ 2,882,152
Interest rate	3.00%		1.00%
Executive Chairman, L. M. Mojela
Related Party Transactions
Loans and Borrowings			$ 432,201	1,552,487
Halo Collective, Inc
Related Party Transactions
Loans and Borrowings			$ 6,716,190	4,688,226
Interest rate			1.00%
Mophuthi Trust
Related Party Transactions
Lease liability			$ 2,418,706	$ 2,882,152
T Scott
Related Party Transactions
Remuneration payable to key management	$ 507,326		5,541
T Virk
Related Party Transactions
Remuneration payable to key management	15,092		0
T Flow
Related Party Transactions
Remuneration payable to key management	49,617		0
Dr. Akkar-Schenkl
Related Party Transactions
Remuneration payable to key management	17,223		0
LM Mojela
Related Party Transactions
Remuneration payable to key management	15,092		7,702
P van den Berg
Related Party Transactions
Remuneration payable to key management	16,344		0
C Ki
Related Party Transactions
Remuneration payable to key management	22,335		2,785
G Jones
Related Party Transactions
Remuneration payable to key management	10,379		0
P Freyre
Related Party Transactions
Remuneration payable to key management	7,619
G Dingaan
Related Party Transactions
Remuneration payable to key management	10,379		0
B Baker
Related Party Transactions
Remuneration payable to key management	8,211		0
G Seape
Related Party Transactions
Remuneration payable to key management	0		16,466
V Iyer
Related Party Transactions
Remuneration payable to key management	0		$ 2,117
Rounding
Related Party Transactions
Lease liability	$ 0